Income taxes (Disclosure of temporary differences, unused tax credits and unused tax losses) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share issue costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 55,000	$ 86,000	$ 60,000
Temporary differences, expiry period	2046 to 2047	2045 to 2047	2044 to 2047
Allowable capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 0	$ 819,000	$ 819,000
Temporary differences, expiry period	No expiry	No expiry	No expiry
Marketable securities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 0	$ 65,000	$ 34,000
Temporary differences, expiry period	No expiry	No expiry	No expiry
Joint venture settlement obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 3,645,000	$ 3,369,000	$ 3,997,000
Temporary differences, expiry period	No expiry	No expiry	No expiry
Convertible debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 0	$ 534,000	$ 0
Temporary differences, expiry period	No expiry	No expiry	-
Non-capital losses available for future periods [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 17,674,000	$ 17,425,000	$ 12,451,000
Temporary differences, expiry period	See below	See below	See below
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 16,509,000	$ 16,331,000	$ 12,012,000
Temporary differences, expiry period	2034 to 2045	2034 to 2044	2034 to 2043
USA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 1,056,000	$ 986,000	$ 339,000
Temporary differences, expiry period	No expiry	No expiry	No expiry
USA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 104,000	$ 109,000	$ 100,000
Temporary differences, expiry period	2032 to 2037	2032 to 2037	2032 to 2037